Securities (Q3) (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($) security	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) security	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) security	Dec. 31, 2018 USD ($) security
Available-for-Sale Investment Securities Portfolios [Abstract]
Amortized Cost	$ 9,882		$ 9,882		$ 10,806	$ 14,892
Gross Unrealized Gains	490		490		200	88
Gross Unrealized Losses	0		0		0	258
Fair Value	10,372		10,372		11,006	14,722
Securities pledged to secure public deposits	0		0		0	0
Securities of any one issuer, other than U.S. Government, greater than 10% of stockholders' equity	0		0		0	0
Sales of securities	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Number of securities held with unrealized gains | security	26		26		24	0
Federal Agency Mortgage-backed Securities [Member]
Available-for-Sale Investment Securities Portfolios [Abstract]
Amortized Cost	$ 6,182		$ 6,182		$ 7,792	$ 9,575
Gross Unrealized Gains	278		278		164	88
Gross Unrealized Losses	0		0		0	155
Fair Value	$ 6,460		$ 6,460		$ 7,956	9,508
Number of securities held | security	22		22		22
Estimated average remaining life			2 years 10 months 24 days		4 years 4 months 24 days
Federal Agency Debt [Member]
Available-for-Sale Investment Securities Portfolios [Abstract]
Amortized Cost	$ 2,850		$ 2,850		$ 3,014	5,317
Gross Unrealized Gains	208		208		36	0
Gross Unrealized Losses	0		0		0	103
Fair Value	$ 3,058		$ 3,058		$ 3,050	$ 5,214
Number of securities held | security	4		4		2
Estimated average remaining life			5 years 7 months 6 days		5 years 7 months 6 days
Municipal Bonds [Member]
Available-for-Sale Investment Securities Portfolios [Abstract]
Amortized Cost	$ 850		$ 850
Gross Unrealized Gains	4		4
Gross Unrealized Losses	0		0
Fair Value	$ 854		$ 854
Number of securities held | security	2		2
Purchase of securities	$ 850		$ 850
Weighted average rate	1.41%		1.41%
Weighted average remaining life	7 years		7 years